Offerings	Apr. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	8,014,444
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 144,259,992.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,922.30
Offering Note	(1) (a) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes 1,770,000 shares that the underwriters have the option to purchase. (2) The Registrant previously paid a registration fee of $13,810.00 in connection with initial filing of the Registration Statement on Form S-1 on April 10, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a). (b) See note 1(b) above.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	5,555,556
Proposed Maximum Offering Price per Unit	18.00
Maximum Aggregate Offering Price	$ 100,000,008.00
Amount of Registration Fee	$ 13,810.00
Offering Note	(1) (a) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended. (b) Includes 1,770,000 shares that the underwriters have the option to purchase. (2) The Registrant previously paid a registration fee of $13,810.00 in connection with initial filing of the Registration Statement on Form S-1 on April 10, 2026. The fee was estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended. This Maximum Aggregate Offering Price was originally registered under 457(o) and is now converted to 457(a). (b) See note 1(b) above.